Share Capital - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended							12 Months Ended
	Mar. 31, 2012 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011	Dec. 31, 2013 Security Based Compensation Arrangements [Member]	Dec. 31, 2013 DSU Plan [Member]	Dec. 31, 2013 Employee Purchase Plan [Member]	Dec. 31, 2013 Employee Purchase Plan [Member] Minimum [Member]	Dec. 31, 2013 Employee Purchase Plan [Member] Maximum [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Special preferred, redeemable, retractable, non-voting, Shares Authorized		6,351	6,351
Preference shares issued or outstanding		0	0
Purchase of common shares under NCIB		11,846,843	11,846,843	9,500,000	9,500,000	6,183,347
Repurchased common shares under NCIB	1,975,100	1,903,200	1,903,200	950,000	950,000
Repurchased common shares under NCIB, Value	$ 10,836	$ 6,746		$ 10,362
Repurchased common shares under 2012 NCIB, Value				4,893
Adjustment to additional paid-in capital		388		5,367
Common shares outstanding, Percent							10.00%
Common shares authorized for issuance								246,348	360,800
Options vesting period										3 years	4 years
Options vesting, Expiration date									6 years
Weighted average fair value per option granted			1.15		1.65
Intrinsic value of options exercised			465		2,966
Intrinsic value of exercisable options		1,259
Fair value of options vested		3,917
Unrecognized stock-based compensation cost, net of expected forfeitures		4,215
Expected weighted average period for recognition of unrecognized compensation cost		1 year 11 months 12 days	1 year 11 months 12 days
Stock-based compensation		4,192		3,894
Stock options forfeited		512,527	512,527	1,123,396	1,123,396
Deferred Stock Unit issued and outstanding		89,198	89,198	79,792	79,792
Liability recorded in respect of the outstanding DSUs		301		366
Restricted Share Units vested liability recorded		$ 579		$ 1,156
Restricted stock units cancelled		32,248	32,248	75,581	75,581
Anti-dilutive effect of options		487,092	487,092	987,893	987,893